Summary of Significant Accounting Policies (Details 7)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Options
Net Loss Per Share
Antidilutive common stock equivalents (in shares)	2,336	3,462	293
Outstanding options (in shares)			2,426
Warrants
Net Loss Per Share
Antidilutive common stock equivalents (in shares)			27,427
Outstanding warrants (in shares)			55,391